Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 18 — SUBSEQUENT EVENTS

In February 2012, we paid $20 million of the outstanding balance of our Wells Fargo line of credit. The outstanding balance after this payment was $71 million. This line of credit was recorded as current loans payable in our consolidated balance sheets (please refer to Note 8 – Loans Payable for additional details).

Exhibit 99.3